Commitments and Contingencies (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Other Commitments [Line Items]
Unfunded loan commitments	$ 28,613	$ 18,857
Weighted average maximum maturity	4 years 3 months 18 days	4 years 2 months 12 days
Unfunded Commitments
Other Commitments [Line Items]
Weighted average maximum maturity	2 years 7 months 6 days